18. SEGMENTED INFORMATION: Schedule of Segment Information - Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Segment Information - Revenue and Expenses

VANC Pharmaceuticals	2018	2017

	$	$
Revenue
Sales	812,666	1,617,083
Marketing, promotional incentives	(426,274)	(1,079,369)
Net sales	386,392	537,714

Cost of Sales	387,784	290,871

Gross profit (loss)	(1,392)	246,843

Expenses
Amortization	136,080	13,854
Consulting	494,783	92,378
General and administrative	513,998	637,234
Product registration and development	251,508	242,303
Professional fees	267,945	279,097
Selling and marketing	472,496	696,161
Share-based compensation	372,138	311,389
	2,508,948	2,272,416
Other income (expense)
Finance costs	-	(262)
Gain on debt settlement	5,119	-
Interest income	1,715	-
Write down of inventories	(227,025)	(745,977)
Write down of intangible assets	(190,151)	-
Other (expense) income	(2,562)	35,095

Net loss and comprehensive loss for the year	(2,923,244)	(2,736,717)

HealthTab	2018	2017

	$	$
Revenue
Sales	15,295	-
Marketing, promotional incentives	(561)	-
Net sales	14,734	-

Cost of Sales	16,258	-

Gross profit (loss)	(1,524)	-

Expenses
Amortization	399,429	-
General and administrative	13,691	-
Product registration and development	-	-
Professional fees	676	-
Selling and marketing	-	-
Share-based compensation	-	-
	413,796	-
Other income (expense)
Finance costs	(102)	-
Gain on debt settlement	-	-
Interest income	-	-
Write down of inventories	-	-
Write down of equipment	(45,114)	-
Write down of intangible assets	(756,022)
Other income	3,000	-

Net loss and comprehensive loss for the year	(1,213,558)	-